Intangible assets (Narrative) (Details) - USD ($)		1 Months Ended
	Mar. 09, 2021	Sep. 21, 2021	Jun. 28, 2019
Innovet License Agreement
Disclosure of detailed information about intangible assets [line items]
Acquisition	$ 500,000
Useful life of intellectual property	5 years
Lucid
Disclosure of detailed information about intangible assets [line items]
Acquisition		$ 6,314,571
Intangible assets, net		6,186,251
Acquisition related costs		$ 128,320
Useful life of intellectual property		15 years
Prismic
Disclosure of detailed information about intangible assets [line items]
Useful life of intellectual property			5 years